Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details) - MW		1 Months Ended		3 Months Ended						4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 19, 2018	Dec. 31, 2018	Jul. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Nov. 29, 2018	Dec. 31, 2020	Jun. 21, 2018	Dec. 31, 2020	Dec. 31, 2019
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests													49.99%	49.99%
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests													39.90%	39.60%
Proportion of equity participation in subsidiary		60.90%	61.10%	60.20%	60.30%	60.40%	60.50%	60.60%	60.80%	61.00%	60.10%	64.00%
TransAlta Renewables Inc. | Kent Hills wind farm
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests													17.00%
Capacity of facility (in megawatts)											167		167
Kent Hills 3 Wind Project
Disclosure of subsidiaries [line items]
Increase in contractual power capacity (in megawatts)	167